Statement of Changes in Net Assets Available for Benefits - The Lincoln Electric Company Employee Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Interest and dividends	$ 18,383,936
Interest on notes receivable from participants	1,326,181
Contributions:
Participants	48,307,136
Employer	15,405,811
Net appreciation in fair value of investments	177,065,514
Total additions	260,488,578
Deductions
Participant withdrawals	131,015,456
Administrative expenses	299,224
Total deductions	131,314,680
Net increase in net assets prior to transfers from other qualified plans	129,173,898
Transfers from other qualified plans	46,844,265
Net increase	176,018,163
Net assets available for benefits at beginning of year	1,105,796,486
Net assets available for benefits at end of year	$ 1,281,814,649